COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
NOTE 10 - COMMITMENTS AND CONTINGENCIES	10. COMMITMENTS AND CONTINGENCIES As of September 30, 2021, the Company has no material commitments or contingencies.	12. COMMITMENTS AND CONTINGENCIES As of December 31, 2020 and 2019, the Company has no material commitments or contingencies.